Cash and cash equivalents (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Cash and cash equivalents
Restrictions on cash and cash equivalents	$ 0		$ 0
Cash	3,568,561		10,104,899
Guaranteed investment certificates	8,633,952		8,000,000
Cash and cash equivalents	$ 12,202,513	$ 12,202,513	$ 18,104,899	$ 18,104,899	$ 34,431